Share-based payment plans - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 € / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 € / shares	Dec. 31, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $	$ 2,985		$ 1,797		$ 1,812
Award vesting period			10 years
Weighted average remaining contractual life	3 years 4 months 24 days		4 years 3 months 18 days		5 years 2 months 12 days
Weighted average fair value (in € per unit) | € / shares		€ 0.73		€ 0.41		€ 1.03
Sell price multiple that had been used			3
Sell price multiple	2		2		2
Decrease in weighted average share price (as a percent)	10.00%
Decrease in total compensation (as a percent)	(10.05%)		(9.46%)		(8.63%)
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares	$ 0.89		$ 1.20		$ 1.20		$ 1.20
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares	$ 8.50		$ 8.50		$ 8.50		$ 8.50
Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $	$ 4		$ 22		$ 24
Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value (in € per unit) | € / shares		€ 1.32		€ 0.74		€ 1.17